RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total amounts due to related parties	$ 67,000	$ 28,000
Oniva International Services Corp. [Member]
Statement [Line Items]
Due To Related Parties	100,000	100,000
Directors [Member]
Statement [Line Items]
Due To Related Parties	44,000	0
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Due To Related Parties	$ (77)	$ (72,000)